Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,165,000.00
Previously Paid Amount	0.00
Total Fee Amount	160.89
Total Offset Amount	0.00
Net Fee	160.89
Narrative - Max Aggregate Offering Price	$ 1,165,000.00
Final Prospectus	true